Annual Report

 . Pacific Select Exec Separate Account of Pacific Life Insurance Company

Dear Pacific Life Variable Universal Life Insurance Policy Owner:

 We are pleased to share with you the 1998 Annual Report of the Pacific Select Exec Separate Account ("Separate Account") of Pacific Life Insurance Company ("Pacific Life").

 The Separate Account supports your Pacific Life Variable Universal Life Insurance Policy ("the Policy"). The Separate Account is divided into subaccounts, called Variable Accounts. A fixed account option is also available.

 Attached are charts of a hypothetical policy for each of the Variable Universal Life Insurance Policies supported by the Pacific Select Exec Separate Account, which indicate the Accumulated Values and Cash Surrender Values as of December 31, 1998, assuming 100% of the net premium payment was allocated to each Variable Account.

 If you have any questions, please contact your Registered Representative, or call Pacific Life's Marketing Department at our toll free number 1-800-800-7681.

Sincerely,

/s/ THOMAS C. SUTTON

Thomas C. Sutton
Chairman and Chief Executive Officer
Pacific Life Insurance Company

                              Pacific Select Exec

 The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1998, assuming a hypothetical policy was purchased (1) on the date each Variable Account began operations, and (2) on January 2, 1998, if later. Also assumed is that 100% of each net premium payment was allocated to such Variable Account. The Policy is based on an insured male, nonsmoker, age 40, annual premium payments of $10,000 (also Guideline Annual Premium), and a Level and Initial Death Benefit of $560,323:

                                                        Variable Accounts
         ------------------------------------------------------------------------------------------------------------
               Money    High Yield    Managed   Government              Aggressive   Growth     Equity      Multi-
              Market       Bond        Bond     Securities    Growth      Equity       LT       Income     Strategy
             11/22/88*    1/3/89*     2/1/89*    2/15/89*     2/1/89*    4/8/96*     1/4/94*    1/3/89*     1/3/89*
         ------------------------------------------------------------------------------------------------------------
(1) Policy Purchased on Date Variable Account Began Operations
 AV**.....  $109,457.65 $138,394.67 $125,180.44 $120,698.48 $179,692.57 $28,982.49 $91,545.24 $207,470.57 $164,660.30
 CSV***...   109,457.65  138,394.67  125,110.14  120,628.19  179,622.27  24,764.71  87,327.47  207,470.57  164,660.30
(2) Policy Purchased on 1/2/98
 AV**.....     8,544.58    8,291.02    8,841.86    8,849.15    8,257.88   9,336.20  13,033.49   10,105.28    9,597.04
 CSV***...     4,326.81    4,073.24    4,624.08    4,631.38    4,040.11   5,118.42   8,815.71    5,887.50    5,379.26
                         Bond and     Equity      Inter-     Emerging    Variable   Variable   Variable    Variable
              Equity      Income       Index     national     Markets   Account I  Account II Account III Account IV
             1/10/97*    1/10/97*    1/31/91*    1/19/89*     4/8/96*   10/11/96*  10/17/96*   10/11/96*   11/18/96*
         ------------------------------------------------------------------------------------------------------------
(1) Policy Purchased on Date Variable Account Began Operations
 AV**.....   $23,365.69  $19,093.86 $165,754.96 $127,712.24  $16,620.28 $28,731.68 $36,729.29  $30,200.18  $33,688.78
 CSV***...    19,147.92   14,876.08  164,067.85  127,712.24   12,402.50  24,513.91  32,511.51   25,982.40   29,471.01
(2) Policy Purchased on 1/2/98
 AV** ....    10,643.94    8,769.88   10,486.78    4,370.06    5,720.56   9,393.26  11,104.45    8,123.93   10,120.22
 CSV***...     6,426.17    4,552.11    6,269.01    8,587.83    1,502.79   5,175.48   6,886.68    3,906.16    5,902.45

                             Pacific Select Choice

 The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1998, assuming a hypothetical policy was purchased (1) on the date each Variable Account began operations, and (2) on January 2, 1998, if later. Also assumed is that 100% of each net premium payment was allocated to such Variable Account. The Policy is based on an insured male, nonsmoker, age 40, annual premium payments of $10,000 (also Guideline Annual Premium), and a Level and Initial Death Benefit of $559,456:

               Money    High Yield    Managed   Government              Aggressive   Growth     Equity      Multi-
              Market       Bond        Bond     Securities    Growth      Equity       LT       Income     Strategy
             11/22/88*    1/3/89*     2/1/89*    2/15/89*     2/1/89*    4/8/96*     1/4/94*    1/3/89*     1/3/89*
         ------------------------------------------------------------------------------------------------------------
(1) Policy Purchased on Date Variable Account Began Operations
 AV**.....   $98,948.69 $120,958.69 $110,196.42 $106,457.35 $156,032.25 $20,900.14 $72,827.60 $181,678.14 $144,752.43
 CSV***...    98,948.69  120,926.05  110,131.15  106,392.08  155,966.98  18,942.04  70,869.50  181,645.50  144,719.79
(2) Policy Purchased on 1/2/98
 AV**.....     5,653.02    5,467.25    5,864.90    5,870.42    5,399.79   6,220.65   8,847.05    6,757.36    6,396.94
 CSV***...     3,694.93    3,509.15    3,906.81    3,912.32    3,441.69   4,262.55   6,888.95    4,799.26    4,438.84
                         Bond and     Equity      Inter-     Emerging    Variable   Variable   Variable    Variable
              Equity      Income       Index     national     Markets   Account I  Account II Account III Account IV
             1/10/97*    1/10/97*    1/31/91*    1/19/89*     4/8/96*   10/11/96*  10/17/96*   10/11/96*   11/18/96*
         ------------------------------------------------------------------------------------------------------------
(1) Policy Purchased on Date Variable Account Began Operations
 AV**.....   $16,041.72  $12,942.28 $141,301.02 $114,215.66  $11,951.52 $21,175.10 $26,889.75  $22,485.76  $24,676.08
 CSV***...    15,337.47   12,238.03  140,485.15  114,183.02    9,993.42  19,217.01  24,931.65   20,527.66   22,717.98
(2) Policy Purchased on 1/2/98
 AV** ....     7,156.46    5,810.68    7,035.47    5,720.91    3,606.45   6,265.22   7,458.28    5,282.71    6,779.04
 CSV***...     5,198.36    3,852.58    5,077.38    3,762.81    1,648.35   4,307.12   5,500.18    3,324.61    4,820.94

--------------------
  *  Date Variable Account began operations.

 ** Accumulated Value: Includes deductions for all policy charges, including cost of insurance, except surrender charges. Cost of insurance rates vary depending on age, sex, smoking status, substandard rating, and face amount (for Pacific Select Exec only).

*** Cash Surrender Value: Includes deductions for all policy charges, including any underwriting and sales surrender charges that would have been deducted if the policy had been surrendered on December 31, 1998. Surrender charges vary by policy.

                        Pacific Select Estate Preserver

 The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1998, assuming a hypothetical policy was purchased (1) on the date each Variable Account began operations, and (2) on January 2, 1998, if later. Also assumed is that 100% of each net premium payment was allocated to such Variable Account. The Policy is based on joint insureds, both male and female, select-nonsmokers, both age 40, annual premium payments of $10,000 (also Guideline Level Premium), and a Level and Initial Death Benefit of $954,483:

                                                        Variable Accounts
         ------------------------------------------------------------------------------------------------------------
               Money    High Yield    Managed   Government              Aggressive   Growth     Equity      Multi-
              Market       Bond        Bond     Securities    Growth      Equity       LT       Income     Strategy
             11/22/88*    1/3/89*     2/1/89*    2/15/89*     2/1/89*    4/8/96*     1/4/94*    1/3/89*     1/3/89*
         ------------------------------------------------------------------------------------------------------------
(1) Policy Purchased on Date Variable Account Began Operations
 AV**.....  $113,800.87 $143,557.67 $130,101.21 $125,508.47 $186,041.08 $28,968.89 $92,575.23 $214,979.91 $170,924.55
 CSV***...   113,800.87  143,557.67  130,055.36  125,462.62  185,995.23  24,980.28  89,824.46  214,979.91  170,924.55
(2) Policy Purchased on 1/2/98
 AV**.....     8,492.64    8,243.42    8,785.73    8,792.87    8,217.62   9,272.67  12,919.45   10,032.72    9,531.31
 CSV***...     3,541.26    3,292.04    3,834.35    3,841.49    3,266.24   4,321.29   7,968.07    5,081.34    4,579.93
                         Bond and     Equity      Inter-     Emerging    Variable   Variable   Variable    Variable
              Equity      Income       Index     national     Markets   Account I  Account II Account III Account IV
             1/10/97*    1/10/97*    1/31/91*    1/19/89*     4/8/96*   10/11/96*  10/17/96*   10/11/96*   11/18/96*
         ------------------------------------------------------------------------------------------------------------
(1) Policy Purchased on Date Variable Account Began Operations
 AV**.....   $23,179.99  $18,971.28 $170,306.62 $132,939.15  $16,700.99 $28,461.89 $36,375.71  $29,899.37  $33,323.74
 CSV***...    18,778.77   14,570.05  169,206.32  132,939.15   12,712.38  24,198.20  32,112.02   25,635.68   29,014.21
(2) Policy Purchased on 1/2/98
 AV** ....    10,561.49    8,715.22   10,407.90    8,529.57    5,713.54   9,328.32  11,019.61    8,088.89   10,045.74
 CSV***...     5,610.11    3,763.84    5,456.52    3,578.19      762.16   4,376.94   6,068.23    3,137.51    5,094.36

                       Pacific Select Estate Preserver II

 The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1998, assuming a hypothetical policy was purchased (1) on the date each Variable Account began operations, and (2) on January 2, 1998, if later. Also assumed is that 100% of each net premium payment was allocated to such Variable Account. The Policy is based on joint insureds, both male and female, select-nonsmokers, both age 40, annual premium payments of $10,000 (also Guideline Level Premium), and a Level and Initial Death Benefit of $944,039:

               Money    High Yield    Managed   Government              Aggressive   Growth     Equity      Multi-
              Market       Bond        Bond     Securities    Growth      Equity       LT       Income     Strategy
             11/22/88*    1/3/89*     2/1/89*    2/15/89*     2/1/89*    4/8/96*     1/4/94*    1/3/89*     1/3/89*
         ------------------------------------------------------------------------------------------------------------
(1) Policy Purchased on Date Variable Account Began Operations
 AV**.....  $112,534.85 $141,954.61 $128,648.97 $124,107.63 $183,963.59 $28,644.35 $91,537.75 $212,580.29 $169,016.70
 CSV***...   112,534.85  141,954.61  128,648.97  124,107.63  183,963.59  28,644.35  91,537.75  212,580.29  169,016.70
(2) Policy Purchased on 1/2/98
 AV**.....     8,397.28    8,150.82    8,687.12    8,694.18    8,125.21   9,168.65  12,774.87    9,920.22    9,424.39
 CSV***...     8,397.28    8,150.82    8,687.12    8,694.18    8,125.21   9,168.65  12,774.87    9,920.22    9,424.39
                         Bond and     Equity      Inter-     Emerging    Variable   Variable   Variable    Variable
              Equity      Income       Index     national     Markets   Account I  Account II Account III Account IV
             1/10/97*    1/10/97*    1/31/91*    1/19/89*     4/8/96*   10/11/96*  10/17/96*   10/11/96*   11/18/96*
         ------------------------------------------------------------------------------------------------------------
(1) Policy Purchased on Date Variable Account Began Operations
 AV**.....   $22,920.31  $18,758.33 $168,402.36 $131,455.14  $16,513.35 $28,144.29 $35,969.92  $29,566.01  $32,952.22
 CSV***...    22,920.31   18,758.33  168,402.36  131,455.14   16,513.35  28,144.29  35,969.92   29,566.01   32,952.22
(2) Policy Purchased on 1/2/98
 AV**.....    10,443.15    8,617.38   10,291.25    8,433.88    5,648.99   9,223.68  10,896.12    7,997.86    9,933.12
 CSV***...    10,443.15    8,617.38   10,291.25    8,433.88    5,648.99   9,223.68  10,896.12    7,997.86    9,933.12

--------------------
  *  Date Variable Account began operations.

 ** Accumulated Value: Includes deductions for all policy charges, including cost of insurance, except surrender charges. Cost of insurance rates vary depending on age, sex, smoking status, and substandard rating.

*** Cash Surrender Value: Includes deductions for all policy charges, including any underwriting and sales surrender charges that would have been deducted if the policy had been surrendered on December 31, 1998. Surrender charges vary by policy.

               Pacific Select Estate Maximizer (Single Insured)

 The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1998, assuming a hypothetical policy was purchased (1) on the date each Variable Account began operations, and (2) on January 2, 1998, if later. Also assumed is that 100% of each net premium payment was allocated to such Variable Account. The Policy is based on an insured male, nonsmoker, age 40, single premium payment of $40,000 (also Guideline Single Premium), and a Level and Initial Death Benefit of $159,779:

                                                       Variable Accounts
         ----------------------------------------------------------------------------------------------------------
              Money    High Yield   Managed   Government             Aggressive   Growth      Equity      Multi-
              Market      Bond       Bond     Securities   Growth      Equity       LT        Income     Strategy
            11/22/88*   1/3/89*     2/1/89*    2/15/89*    2/1/89*    4/8/96*     1/4/94*     1/3/89*     1/3/89*
         ----------------------------------------------------------------------------------------------------------
(1) Policy Purchased on Date Variable Account Began Operations
 AV**.....  $54,378.89 $87,723.06  $80,538.85 $76,945.83 $126,279.97 $48,069.12 $115,344.50 $146,511.56 $111,220.83
 CSV***...   54,378.89  87,723.06   80,538.85  76,945.83  126,279.97  44,469.12  112,544.50  146,511.56  111,220.83
(2) Policy Purchased on 1/2/98
 AV**.....   41,229.16  40,102.49   42,581.85  42,613.32   40,187.43  44,813.22   61,684.58   48,374.20   46,051.68
 CSV***...   37,229.16  36,102.49   38,581.85  38,613.32   36,187.43  40,813.22   57,684.58   44,374.20   42,051.68
                        Bond and    Equity      Inter-    Emerging    Variable   Variable    Variable    Variable
              Equity     Income      Index     national    Markets   Account I  Account II  Account III Account IV
             1/10/97*   1/10/97*   1/31/91*    1/19/89*    4/8/96*   10/11/96*   10/17/96*   10/11/96*   11/18/96*
         ----------------------------------------------------------------------------------------------------------
(1) Policy Purchased on Date Variable Account Began Operations
 AV**.....  $57,277.71 $49,669.30 $142,920.88 $70,528.99  $26,628.82 $45,274.76  $67,051.75  $49,496.08  $62,510.33
 CSV***...   53,277.71  45,669.30  141,320.88  70,528.99   23,028.82  41,674.76   63,451.75   45,896.08   58,910.33
(2) Policy Purchased on 1/2/98
 AV**.....   50,743.93  42,270.01   50,076.88  41,227.05   28,560.44  45,051.87   52,981.17   39,693.92   48,382.99
 CSV***...   46,743.93  38,270.01   46,076.88  37,227.05   24,560.44  41,051.87   48,981.17   35,693.92   44,382.99

               Pacific Select Estate Maximizer (Joint Insureds)

 The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1998, assuming a hypothetical policy was purchased (1) on the date each Variable Account began operations, and (2) on January 2, 1998, if later. Also assumed is that 100% of each net premium payment was allocated to such Variable Account. The Policy is based on joint insureds male and female, nonsmokers, age 40, single premium payment of $40,000 (also Guideline Single Premium), and a Level and Initial Death Benefit of $271,147:

              Money    High Yield   Managed   Government             Aggressive   Growth      Equity      Multi-
              Market      Bond       Bond     Securities   Growth      Equity       LT        Income     Strategy
            11/22/88*   1/3/89*     2/1/89*    2/15/89*    2/1/89*    4/8/96*     1/4/94*     1/3/89*     1/3/89*
         ----------------------------------------------------------------------------------------------------------
(1) Policy Purchased on Date Variable Account Began Operations
 AV**.....  $56,843.88 $91,839.43  $84,248.08 $80,475.14 $132,277.60 $48,718.38 $118,180.77 $153,519.64 $116,469.79
 CSV***...   56,843.88  91,839.43   84,248.08  80,475.14  132,277.60  45,118.38  115,380.77  153,519.64  116,469.79
(2) Policy Purchased on 1/2/98
 AV**.....   41,434.29  40,301.97   42,793.74  42,825.36   40,387.25  45,036.26   61,991.91   48,615.01   46,280.89
 CSV***...   37,434.29  36,301.97   38,793.74  38,825.36   36,387.25  41,036.26   57,991.91   44,615.01   42,280.89
                        Bond and    Equity      Inter-    Emerging    Variable   Variable    Variable    Variable
              Equity     Income      Index     national    Markets   Account I  Account II  Account III Account IV
             1/10/97*   1/10/97*   1/31/91*    1/19/89*    4/8/96*   10/11/96*   10/17/96*   10/11/96*   11/18/96*
         ----------------------------------------------------------------------------------------------------------
(1) Policy Purchased on Date Variable Account Began Operations
 AV**.....  $57,845.36 $50,161.19 $148,412.32 $73,847.62  $26,984.87 $45,776.80  $67,798.54  $50,046.11  $63,232.05
 CSV***...   53,845.36  46,161.19  146,812.32  73,847.62   23,384.87  42,176.80   64,198.54   46,446.11   59,632.05
(2) Policy Purchased on 1/2/98
 AV**.....   50,996.61  42,480.33   50,326.22  41,432.24   28,702.18  45,276.11   53,244.98   39,891.22   48,623.87
 CSV***...   46,996.61  38,480.33   46,326.22  37,432.24   24,702.18  41,276.11   49,244.98   35,891.22   44,623.87

-------------------
  * Date Variable Account began operations.

 ** Accumulated Value: Includes deductions for all policy charges, including cost of insurance, except surrender charges. Cost of insurance rates vary depending on age and smoking status.

*** Cash Surrender Value: Includes deductions for all policy charges, including any underwriting and sales surrender charges that would have been deducted if the policy had been surrendered on December 31, 1998. Surrender charges vary by policy.

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Life Insurance Company

 We have audited the accompanying statement of assets and liabilities of Pacific Select Exec Separate Account (comprised of the Money Market, High Yield Bond, Managed Bond, Government Securities, Growth, Aggressive Equity, Growth LT, Equity Income, Multi-Strategy, Equity, Bond and Income, Equity Index, International, Emerging Markets, Variable Account I, Variable Account II, Variable Account III, and Variable Account IV Variable Accounts) as of December 31, 1998 and the related statement of operations for the year then ended and statement of changes in net assets for each of the two years in the period then ended (as to the Equity Variable Account and the Bond and Income Variable Account, for the year ended December 31, 1998 and for the period from commencement of operations through December 31, 1997). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 1998 and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended (as to the Equity Variable Account and the Bond and Income Variable Account, for the year ended December 31, 1998 and for the period from commencement of operations through December 31, 1997), in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 5, 1999

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
(In thousands)

                                                           High             Govern-
                                                 Money    Yield   Managed     ment             Aggressive  Growth   Equity   Multi-
                                                 Market    Bond     Bond   Securities  Growth    Equity      LT     Income  Strategy
                                                Variable Variable Variable  Variable  Variable  Variable  Variable Variable Variable
                                                Account  Account  Account   Account   Account   Account   Account  Account  Account
                                                ------------------------------------------------------------------------------------
ASSETS
Investments:
 Money Market Portfolio (6,873 shares; cost
 $69,218)...................................... $69,107
 High Yield Bond  Portfolio (4,645 shares; cost
 $45,134)......................................          $43,370
 Managed Bond Portfolio (8,941 shares; cost
 $97,525)......................................                   $101,864
 Government Securities Portfolio (1,562 shares;
 cost $16,677).................................                             $17,149
 Growth Portfolio (8,711 shares; cost
 $187,167).....................................                                       $199,670
 Aggressive Equity Portfolio (1,404 shares;
 cost $16,338).................................                                                 $17,766
 Growth LT Portfolio (8,674 shares; cost
 $152,516).....................................                                                           $227,277
 Equity Income Portfolio (6,986 shares; cost
 $147,393).....................................                                                                    $187,867
 Multi-Strategy Portfolio (7,736 shares; cost
 $112,643).....................................                                                                             $133,998
Receivables:
 Due from Pacific Life Insurance Company.......               89        72      174        209      321        153       92       54
 Fund shares redeemed..........................     100
                                                ------------------------------------------------------------------------------------
Total Assets...................................  69,207   43,459   101,936   17,323    199,879   18,087    227,430  187,959  134,052
                                                ------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life Insurance Company.........     100
 Fund shares purchased.........................               89        72      174        209      321        153       92       54
                                                ------------------------------------------------------------------------------------
Total Liabilities..............................     100       89        72      174        209      321        153       92       54
                                                ------------------------------------------------------------------------------------
NET ASSETS..................................... $69,107  $43,370  $101,864  $17,149   $199,670  $17,766   $227,277 $187,867 $133,998
                                                ------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 1998
(In thousands)

                                                             Bond and  Equity   Inter-  Emerging
                                                     Equity   Income   Index   national Markets  Variable Variable Variable Variable
                                                    Variable Variable Variable Variable Variable Account  Account  Account  Account
                                                    Account  Account  Account  Account  Account     I        II      III       IV
                                                    --------------------------------------------------------------------------------
ASSETS
Investments:
 Equity Portfolio (617 shares; cost $16,061)....... $18,066
 Bond and Income Portfolio (397 shares; cost
 $5,250)...........................................           $5,282
 Equity Index Portfolio (9,370 shares; cost
 $212,820).........................................                   $303,187
 International Portfolio (9,944 shares; cost
 $153,283).........................................                            $157,140
 Emerging Markets Portfolio (1,471 shares; cost
 $11,689)..........................................                                     $10,072
 Brandes International Equity Portfolio (1)
 (140 shares; cost $1,454).........................                                               $1,522
 Turner Core Growth Portfolio (165 shares; cost
 $2,467)...........................................                                                        $2,948
 Frontier Capital Appreciation Portfolio (295
 shares; cost $4,191)..............................                                                                 $4,452
 Enhanced U.S. Equity Portfolio (276 shares; cost
 $4,437)...........................................                                                                          $4,986
Receivables:
 Due from Pacific Life Insurance Company...........      11       13       161       81      11
 Fund shares redeemed..............................                                                   23        9       19       32
                                                    --------------------------------------------------------------------------------
Total Assets.......................................  18,077    5,295   303,348  157,221  10,083    1,545    2,957    4,471    5,018
                                                    --------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life Insurance Company.............                                                   23        9       19       32
 Fund shares purchased.............................      11       13       161       81      11
                                                    --------------------------------------------------------------------------------
Total Liabilities..................................      11       13       161       81      11       23        9       19       32
                                                    --------------------------------------------------------------------------------
NET ASSETS......................................... $18,066   $5,282  $303,187 $157,140 $10,072   $1,522   $2,948   $4,452   $4,986
                                                    --------------------------------------------------------------------------------

(1) Formerly named Edinburgh Overseas Equity Portfolio

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                                          High             Govern-
                                                Money    Yield   Managed     ment              Aggressive  Growth   Equity   Multi-
                                                Market    Bond     Bond   Securities  Growth     Equity      LT     Income  Strategy
                                               Variable Variable Variable  Variable  Variable   Variable  Variable Variable Variable
                                               Account  Account  Account   Account   Account    Account   Account  Account  Account
                                               -------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends....................................  $3,392   $3,403   $5,533      $881   $20,232         $5    $6,250  $18,901  $12,030
                                               -------------------------------------------------------------------------------------
Net Investment Income.........................   3,392    3,403    5,533       881    20,232          5     6,250   18,901   12,030
                                               -------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) from security
 transactions.................................      (3)     (87)     663       164    10,581        653     5,163    5,470    3,108
 Net unrealized appreciation (depreciation) on
 investments..................................      14   (2,165)   1,408        59   (23,983)     1,132    63,381    9,750    5,144
                                               -------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
Investments...................................      11   (2,252)   2,071       223   (13,402)     1,785    68,544   15,220    8,252
                                               -------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS....................................  $3,403   $1,151   $7,604    $1,104    $6,830     $1,790   $74,794  $34,121  $20,282
                                               -------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                                           Bond and  Equity   Inter-   Emerging
                                                   Equity   Income   Index   national  Markets   Variable Variable Variable Variable
                                                  Variable Variable Variable Variable  Variable  Account  Account  Account  Account
                                                  Account  Account  Account  Account   Account      I        II      III       IV
                                                  ----------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.......................................    $507    $147    $4,853  $11,985      $117      $87      $52     $21      $154
                                                  ----------------------------------------------------------------------------------
Net Investment Income............................     507     147     4,853   11,985       117       87       52      21       154
                                                  ----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) from security
 transactions....................................     369      19    11,629    5,435    (1,951)       8       96     (64)      183
 Net unrealized appreciation (depreciation) on
 investments.....................................   1,989      13    43,404  (10,085)     (935)      72      460      44       366
                                                  ----------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
Investments......................................   2,358      32    55,033   (4,650)   (2,886)      80      556     (20)      549
                                                  ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS..................................  $2,865    $179   $59,886   $7,335   $(2,769)    $167     $608      $1      $703
                                                  ----------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                                     High               Govern-
                                          Money     Yield    Managed      ment              Aggressive  Growth    Equity    Multi-
                                          Market     Bond      Bond    Securities  Growth     Equity      LT      Income   Strategy
                                         Variable  Variable  Variable   Variable  Variable   Variable  Variable  Variable  Variable
                                         Account   Account   Account    Account   Account    Account   Account   Account   Account
                                         -------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
 Net investment income.................    $3,392   $3,403     $5,533      $881    $20,232        $5     $6,250   $18,901   $12,030
 Net realized gain (loss) from security
 transactions..........................        (3)     (87)       663       164     10,581       653      5,163     5,470     3,108
 Net unrealized appreciation
 (depreciation) on investments.........        14   (2,165)     1,408        59    (23,983)    1,132     63,381     9,750     5,144
                                         -------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting
from Operations........................     3,403    1,151      7,604     1,104      6,830     1,790     74,794    34,121    20,282
                                         -------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM
POLICY TRANSACTIONS
 Transfer of net premiums..............   164,872    7,612     13,456     2,186     31,972     4,086     29,295    24,939    14,554
 Transfers--policy charges and
 deductions............................    (6,168)  (2,255)    (3,939)     (699)   (10,609)     (969)    (9,146)   (7,949)   (5,260)
 Transfers in (from other variable
 accounts).............................   268,634   34,691     52,698    10,097     89,840    20,958     82,877    46,109    13,875
 Transfers out (to other variable
 accounts).............................  (399,943) (29,075)   (36,135)   (5,218)   (87,886)  (16,962)   (53,981)  (35,074)  (17,159)
 Transfers--other......................   (13,775)  (2,461)    (4,332)     (742)   (10,466)     (610)    (7,000)   (5,765)   (5,646)
                                         -------------------------------------------------------------------------------------------
Net Increase in Net Assets Derived from
Policy Transactions....................    13,620    8,512     21,748     5,624     12,851     6,503     42,045    22,260       364
                                         -------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS.............    17,023    9,663     29,352     6,728     19,681     8,293    116,839    56,381    20,646
                                         -------------------------------------------------------------------------------------------

NET ASSETS
Beginning of Year......................    52,084   33,707     72,512    10,421    179,989     9,473    110,438   131,486   113,352
                                         -------------------------------------------------------------------------------------------
End of Year............................   $69,107  $43,370   $101,864   $17,149   $199,670   $17,766   $227,277  $187,867  $133,998
                                         -------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                                         Bond and  Equity    Inter-   Emerging
                                                Equity    Income   Index    national  Markets   Variable Variable Variable Variable
                                               Variable  Variable Variable  Variable  Variable  Account  Account  Account  Account
                                               Account   Account  Account   Account   Account      I        II      III       IV
                                               ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
 Net investment income.......................     $507      $147    $4,853   $11,985     $117       $87      $52      $21     $154
 Net realized gain (loss) from security
 transactions................................      369        19    11,629     5,435   (1,951)        8       96      (64)     183
 Net unrealized appreciation (depreciation)
 on investments..............................    1,989        13    43,404   (10,085)    (935)       72      460       44      366
                                               ------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
Resulting from Operations....................    2,865       179    59,886     7,335   (2,769)      167      608        1      703
                                               ------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net premiums....................    2,976     1,056    44,705    28,077    3,183       238      408    1,305    1,358
 Transfers--policy charges and deductions....     (633)     (197)  (12,955)   (8,359)    (663)      (62)     (93)    (245)    (156)
 Transfers in (from other variable accounts).   17,627     6,550   108,028    71,891   27,300       749    2,159    1,700    1,697
 Transfers out (to other variable accounts)..   (8,527)   (2,820)  (73,002)  (64,225) (25,040)      (97)    (880)  (1,374)    (481)
 Transfers--other............................     (432)     (171)  (10,763)   (6,520)    (355)      (12)     (37)     (44)     111
                                               ------------------------------------------------------------------------------------
Net Increase in Net Assets Derived from
Policy Transactions..........................   11,011     4,418    56,013    20,864    4,425       816    1,557    1,342    2,529
                                               ------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS...................   13,876     4,597   115,899    28,199    1,656       983    2,165    1,343    3,232
                                               ------------------------------------------------------------------------------------

NET ASSETS
Beginning of Year............................    4,190       685   187,288   128,941    8,416       539      783    3,109    1,754
                                               ------------------------------------------------------------------------------------
End of Year..................................  $18,066    $5,282  $303,187  $157,140  $10,072    $1,522   $2,948   $4,452   $4,986
                                               ------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                     High               Govern-
                                          Money     Yield    Managed      ment              Aggressive  Growth    Equity    Multi-
                                          Market     Bond      Bond    Securities  Growth     Equity      LT      Income   Strategy
                                         Variable  Variable  Variable   Variable  Variable   Variable  Variable  Variable  Variable
                                         Account   Account   Account    Account   Account    Account   Account   Account   Account
                                         -------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
 Net investment income.................    $2,072   $2,559    $3,893       $498    $14,427               $4,656    $7,127    $7,530
 Net realized gain from security
 transactions..........................        94      454       367         96      6,822      $101      3,899     3,288       695
 Net unrealized appreciation
 (depreciation) on investments.........      (121)    (335)    1,844        306     15,323       230      1,609    16,626     8,279
                                         -------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting
from Operations........................     2,045    2,678     6,104        900     36,572       331     10,164    27,041    16,504
                                         -------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
POLICY TRANSACTIONS
 Transfer of net premiums..............   114,902    6,516    11,008      2,026     28,003     2,091     27,890    20,805    20,699
 Transfers--policy charges and
 deductions............................    (4,303)  (1,844)   (2,926)      (587)    (9,059)     (469)    (6,771)   (5,873)   (4,507)
 Transfers in (from other variable
 accounts).............................   133,629   17,591    15,603      5,190     61,551    12,131     34,622    27,826     9,864
 Transfers out (to other variable
 accounts).............................  (214,125) (15,732)  (11,609)    (4,376)   (46,874)   (7,838)   (39,146)  (18,793)   (5,914)
 Transfers--other......................    (7,489)  (1,439)  (14,668)      (562)   (10,114)     (104)    (5,388)   (5,380)   (2,426)
                                         -------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions.......    22,614    5,092    (2,592)     1,691     23,507     5,811     11,207    18,585    17,716
                                         -------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS.............    24,659    7,770     3,512      2,591     60,079     6,142     21,371    45,626    34,220
                                         -------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Year......................    27,425   25,937    69,000      7,830    119,910     3,331     89,067    85,860    79,132
                                         -------------------------------------------------------------------------------------------
End of Year............................   $52,084  $33,707   $72,512    $10,421   $179,989    $9,473   $110,438  $131,486  $113,352
                                         -------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                        Bond and    Equity    Inter-   Emerging
                                             Equity      Income     Index    national  Markets  Variable Variable Variable Variable
                                            Variable    Variable   Variable  Variable  Variable Account  Account  Account  Account
                                           Account (1) Account (1) Account   Account   Account     I        II      III       IV
                                           -----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net investment income...................       $30        $11       $7,400    $4,347      $41      $8      $71       $73      $63
 Net realized gain from security
 transactions............................        13          5       12,511     4,938      187       2        7        42        7
 Net unrealized appreciation
 (depreciation) on investments...........        16         19       21,545       (62)    (644)     (4)      31       222      201
                                           -----------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
Resulting from Operations................        59         35       41,456     9,223     (416)      6      109       337      271
                                           -----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
POLICY TRANSACTIONS
 Transfer of net premiums................       466         56       28,526    26,039    2,039      80      172       656      372
 Transfers--policy charges and
 deductions..............................       (87)       (13)      (8,168)   (7,142)    (479)    (25)     (28)     (149)     (54)
 Transfers in (from other variable
 accounts)...............................     4,237        659       51,709    54,246   10,615     408      537     3,409      976
 Transfers out (to other variable
 accounts)...............................      (438)       (53)     (25,760)  (45,867)  (6,460)     (3)    (163)   (1,636)    (217)
 Transfers--other........................       (47)         1      (25,672)   (4,997)    (162)     (4)     (17)      (51)      (9)
                                           -----------------------------------------------------------------------------------------
Net Increase in Net Assets Derived from
Policy Transactions......................     4,131        650       20,635    22,279    5,553     456      501     2,229    1,068
                                           -----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS...............     4,190        685       62,091    31,502    5,137     462      610     2,566    1,339
                                           -----------------------------------------------------------------------------------------
NET ASSETS
Beginning of Year........................                           125,197    97,439    3,279      77      173       543      415
                                           -----------------------------------------------------------------------------------------
End of Year..............................    $4,190       $685     $187,288  $128,941   $8,416    $539     $783    $3,109   $1,754
                                           -----------------------------------------------------------------------------------------

(1) For the period from January 10, 1997 (commencement of operations) to December 31, 1997.

See Notes to Financial Statements

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and during 1998 was comprised of eighteen subaccounts called Variable Accounts: the Money Market Variable Account, the High Yield Bond Variable Account, the Managed Bond Variable Account, the Government Securities Variable Account, the Growth Variable Account, the Aggressive Equity Variable Account, the Growth LT Variable Account, the Equity Income Variable Account, the Multi-Strategy Variable Account, the Equity Variable Account, the Bond and Income Variable Account, the Equity Index Variable Account, the International Variable Account, the Emerging Markets Variable Account, and the Variable Accounts I through IV. The assets in each of the first fourteen Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the assets of the last four Variable Accounts are invested in shares of the corresponding portfolios of M Fund, Inc. (collectively, the "Funds"). Each Variable Account pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Section B of this report or provided separately and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account was established by Pacific Life Insurance Company (formerly named Pacific Mutual Life Insurance Company--see Note 1 to Financial Statements of the Fund on B-58) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

 The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

 B. Security Transactions

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During 1998, the Funds declared dividends for each portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

 With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

 Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)


5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS SHARES

 The investment in the Funds shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). The cost and market value of total Separate Account's investments in the Funds as of December 31, 1998 were as follows (amounts in thousands):

                                                                                 Variable Accounts
                                                          ------------------------------------------------------------
                                                                                         Govern-
                                                           Money    High Yield Managed     ment             Aggressive
                                                           Market      Bond      Bond   Securities  Growth    Equity
                                                          ------------------------------------------------------------
Total cost of investments at beginning of year             $52,208    $33,305   $69,581  $10,008   $143,503    $9,176
Add:   Total net proceeds from policy transactions         180,669     23,481    32,416    8,675     56,862    15,473
       Reinvested distributions from the Funds:
       (a) Net investment income                             3,392      3,082     4,503      663        214         5
       (b) Net realized gain                                              321     1,030      218     20,018
                                                          ------------------------------------------------------------
                             Sub-Total                     236,269     60,189   107,530   19,564    220,597    24,654
Less:  Cost of investments disposed during the year        167,051     15,055    10,005    2,887     33,430     8,316
                                                          ------------------------------------------------------------
Total cost of investments at end of year                    69,218     45,134    97,525   16,677    187,167    16,338
Add:   Unrealized appreciation (depreciation)                 (111)    (1,764)    4,339      472     12,503     1,428
                                                          ------------------------------------------------------------
Total market value of investments at end of year           $69,107    $43,370  $101,864  $17,149   $199,670   $17,766
                                                          ------------------------------------------------------------

                                                           Growth     Equity    Multi-             Bond and   Equity
                                                             LT       Income   Strategy   Equity    Income    Index
                                                          ------------------------------------------------------------
Total cost of investments at beginning of year             $99,059   $100,762   $97,141   $4,174       $666  $140,325
Add:   Total net proceeds from policy transactions          60,881     40,603    16,738   15,633      5,455    84,675
       Reinvested distributions from the Funds:
       (a) Net investment income                               327      1,300     3,405       40        145     3,133
       (b) Net realized gain                                 5,923     17,601     8,625      467          2     1,720
                                                          ------------------------------------------------------------
                             Sub-Total                     166,190    160,266   125,909   20,314      6,268   229,853
Less:  Cost of investments disposed during the year         13,674     12,873    13,266    4,253      1,018    17,033
                                                          ------------------------------------------------------------
Total cost of investments at end of year                   152,516    147,393   112,643   16,061      5,250   212,820
Add:  Unrealized appreciation                               74,761     40,474    21,355    2,005         32    90,367
                                                          ------------------------------------------------------------
Total market value of investments at end of year          $227,277   $187,867  $133,998  $18,066     $5,282  $303,187
                                                          ------------------------------------------------------------

                                                           Inter-    Emerging
                                                          national   Markets      I         II       III        IV
                                                          ------------------------------------------------------------
Total cost of investments at beginning of year            $115,000     $9,098      $544     $762     $2,892    $1,571
Add:   Total net proceeds from policy transactions          47,705      9,932     1,047    1,994      2,546     3,239
       Reinvested distributions from the Funds:
       (a) Net investment income                             1,485        117        87       52                  146
       (b) Net realized gain                                10,500                                       21         8
                                                          ------------------------------------------------------------
                             Sub-Total                     174,690     19,147     1,678    2,808      5,459     4,964
Less:  Cost of investments disposed during the year         21,407      7,458       224      341      1,268       527
                                                          ------------------------------------------------------------
Total cost of investments at end of year                   153,283     11,689     1,454    2,467      4,191     4,437
Add:   Unrealized appreciation (depreciation)                3,857     (1,617)       68      481        261       549
                                                          ------------------------------------------------------------
Total market value of investments at end of year          $157,140    $10,072    $1,522   $2,948     $4,452    $4,986
                                                          ------------------------------------------------------------

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

 Transactions in Separate Account units for the year ended December 31, 1998 and the selected accumulation unit information as of December 31, 1998 were as follows:

                                                                               Variable Accounts
                                                    ------------------------------------------------------------------------
                                                                                          Govern-
                                                       Money     High Yield   Managed       ment                 Aggressive
                                                      Market        Bond        Bond     Securities    Growth      Equity
                                                    ------------------------------------------------------------------------
Total units outstanding at beginning of year          3,242,630   1,272,728   3,186,015    479,603    4,678,660     840,837
Increase (decrease) in units resulting from
 policy transactions:
 (a) Transfer of net premiums                         9,998,490     280,788     567,458     95,603      858,593     345,960
 (b) Transfers--policy charges and deductions          (373,932)    (84,466)   (165,049)   (30,660)    (283,438)    (82,024)
 (c) Transfers in (from other variable accounts)     16,112,581   1,251,759   2,162,298    411,892    2,206,806   1,764,520
 (d) Transfers out (to other variable accounts)     (24,064,758) (1,034,962) (1,475,354)  (204,814)  (2,150,435) (1,425,259)
 (e) Transfers--other                                  (828,850)    (87,604)   (176,871)   (29,124)    (256,086)    (51,258)
                                                    ------------------------------------------------------------------------
                          Sub-Total                     843,531     325,515     912,482    242,897      375,440     551,939
                                                    ------------------------------------------------------------------------
Total units outstanding at end of year                4,086,161   1,598,243   4,098,497    722,500    5,054,100   1,392,776
                                                    ------------------------------------------------------------------------
                                                    ------------------------------------------------------------------------
Accumulation Unit Value:  At beginning of year           $16.06      $26.48      $22.76     $21.73       $38.47      $11.27
                          At end of year                 $16.91      $27.14      $24.85     $23.74       $39.51      $12.76
                                                    ------------------------------------------------------------------------

                                                      Growth       Equity      Multi-                 Bond and     Equity
                                                        LT         Income     Strategy     Equity      Income      Index
                                                    ------------------------------------------------------------------------
Total units outstanding at beginning of year          5,452,479   3,609,629   3,897,779    365,186       57,616   5,696,188
Increase (decrease) in units resulting from
 policy transactions:
 (a) Transfer of net premiums                         1,193,031     621,209     459,357    229,214       83,678   1,213,083
 (b) Transfers--policy charges and deductions          (371,549)   (198,432)   (168,061)   (48,132)     (15,662)   (350,651)
 (c) Transfers in (from other variable accounts)      3,139,545     984,220     372,455  1,338,126      518,911   2,722,051
 (d) Transfers out (to other variable accounts)      (2,057,690)   (741,626)   (498,426)  (643,218)    (223,441) (1,831,867)
 (e) Transfers--other                                  (266,828)   (121,899)   (164,002)   (32,588)     (13,550)   (270,080)
                                                    ------------------------------------------------------------------------
                          Sub-Total                   1,636,509     543,472       1,323    843,402      349,936   1,482,536
                                                    ------------------------------------------------------------------------
Total units outstanding at end of year                7,088,988   4,153,101   3,899,102  1,208,588      407,552   7,178,724
                                                    ------------------------------------------------------------------------
                                                    ------------------------------------------------------------------------
Accumulation Unit Value:  At beginning of year           $20.25      $36.43      $29.08     $11.47       $11.89      $32.88
                          At end of year                 $32.06      $45.24      $34.37     $14.95       $12.96      $42.23
                                                    ------------------------------------------------------------------------
                                                      Inter-      Emerging
                                                     national     Markets        I           II         III          IV
                                                    ------------------------------------------------------------------------
Total units outstanding at beginning of year          6,224,372     871,397      52,300     59,984      243,373     132,506
Increase (decrease) in units resulting from
 policy transactions:
 (a) Transfer of net premiums                         1,264,542     393,994      21,062     27,463      107,709      92,938
 (b) Transfers--policy charges and deductions          (378,357)    (82,543)     (5,624)    (6,243)     (20,099)    (10,607)
 (c) Transfers in (from other variable accounts)      3,056,270   3,699,775      70,147    145,602      141,760     118,099
 (d) Transfers out (to other variable accounts)      (2,708,392) (3,409,238)     (8,799)   (56,670)    (125,903)    (23,033)
 (e) Transfers--other                                  (274,952)    (48,335)     (1,088)    (2,384)      (4,033)     (5,315)
                                                    ------------------------------------------------------------------------
                          Sub-Total                     959,111     553,653      75,698    107,768       99,434     172,082
                                                    ------------------------------------------------------------------------
Total units outstanding at end of year                7,183,483   1,425,050     127,998    167,752      342,807     304,588
                                                    ------------------------------------------------------------------------
                                                    ------------------------------------------------------------------------
Accumulation Unit Value:  At beginning of year           $20.72       $9.66      $10.31     $13.06       $12.77      $13.23
                          At end of year                 $21.88       $7.07      $11.89     $17.57       $12.99      $16.37
                                                    ------------------------------------------------------------------------

--------------------
** Accumulation Unit: unit of measure used to calculate the value of a Policy
   Owner's interest in a Variable Account during the accumulation period.